Inventories (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Inventories
Raw materials	$ 3,790,100	$ 3,703,900	$ 3,298,300	$ 2,170,400
Work-in-process	149,300	66,700	55,300	39,600
Finished goods	1,874,100	1,695,000	1,342,700	767,100
Inventory	5,813,500	5,465,600	4,696,300	2,977,100
Inventories-Current Assets	5,193,400	4,859,600	4,696,300	2,977,100
Inventories- Noncurrent Assets	$ 620,100	$ 606,000	$ 0	$ 0